Activity in Present Value of Future Profits (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Interest accreted percentage	5.66%	5.73%	5.68%